Nature of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 20, 2024	Feb. 17, 2021	Sep. 30, 2023	Apr. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022
Nature of the Business [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001
Common stock exchange ratio price (in Dollars per share)					$ 10.31
Contract value			$ 150,000
Contract initial award value					$ 54,900
Received amount				$ 4,000	106,500
Cash					4,790		$ 14,174
Accumulated deficit					(32,788)		(11,934)
Aggregate gross purchase price					$ 10,000
Percentage of shares of common stock issued					19.99%
Additional funding amount					$ 150,000
Aggregated funding options					$ 251,000
Private Placement [Member]
Nature of the Business [Line Items]
Sale of warrant (in Shares)		8,433,333
Public Share [Member]
Nature of the Business [Line Items]
Common stock shares issued (in Shares)					280,485
Common stock, par value (in Dollars per share)					$ 0.0001
Common Stock [Member]
Nature of the Business [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Class A Common Stock [Member]
Nature of the Business [Line Items]
Common stock shares issued (in Shares)					280,485
Common stock, par value (in Dollars per share)					$ 0.0001
Class B Common Stock [Member]
Nature of the Business [Line Items]
Common stock shares issued (in Shares)					6,325,000
Common stock, par value (in Dollars per share)					$ 0.0001
Subsequent Event [Member]
Nature of the Business [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Obligation to sell						$ 30,000
Prepaid advance	$ 5,000					$ 12,500
Conversion price (in Dollars per share)	$ 3.16
Percentage of Purchase Price for the Pre-Paid Advance	92.00%
Biomedical Advanced Research and Development Authority [Member]
Nature of the Business [Line Items]
Accumulated deficit					$ 32,800		$ 11,900
BARDA contracts [Member]
Nature of the Business [Line Items]
Received amount					155,900
Multi-year contract					$ 54,900
MTEC Agreement [Member]
Nature of the Business [Line Items]
Received amount				$ 4,000
Sponsor [Member]
Nature of the Business [Line Items]
Common stock shares issued (in Shares)					5,445,000
Letter Agreement [Member]
Nature of the Business [Line Items]
Common stock shares issued (in Shares)					880,000
Legacy Spectral Common Stock [Member]
Nature of the Business [Line Items]
Common stock shares issued (in Shares)			7,679,198
Issuance of private placement			$ 3,400
Common stock excess shares outstanding (in Shares)			145,380,871
Common stock excess shares issued (in Shares)			145,380,871
Common stock exchange ratio shares (in Shares)			14,094,450
Common stock exchange ratio price (in Dollars per share)			$ 10.31
Legacy Spectral Common Stock [Member] | Common Stock [Member]
Nature of the Business [Line Items]
Common stock, par value (in Dollars per share)					$ 0.001